July 1, 2003

                           DREYFUS PREMIER STOCK FUNDS --
                    DREYFUS PREMIER INTERNATIONAL EQUITY FUND

                             SUPPLEMENT TO PROSPECTUS
                              DATED JANUARY 31, 2003

   THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED THROUGHOUT THE FUND'S PROSPECTUS.

   Effective July 1, 2003, the master portfolio in which the fund invests its assets changed its name from Standish International Equity Portfolio of the Standish, Ayer & Wood Master Portfolio to The Boston Company International Core Equity Portfolio of the Mellon Institutional Funds Master Portfolio.
               -------------------------------------------------

   ALSO, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT:"

   Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to the master portfolio in which the fund invests its assets. TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

   There is no change in the master portfolio's primary portfolio managers, as they are employees of TBCAM effective July 1, 2003. In addition, there is no change in the investment advisory fee rate payable by the master portfolio or in other substantive terms of the master portfolio's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the master portfolio.

   All references to Standish Mellon are replaced pursuant to the information contained above.

                                                                       720s0703



================================================================================




                                                                   July 1, 2003

                            DREYFUS PREMIER STOCK FUNDS --
                       DREYFUS PREMIER SMALL CAP EQUITY FUND

                             SUPPLEMENT TO PROSPECTUS
                              DATED JANUARY 31, 2003

   THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED THROUGHOUT THE FUND'S PROSPECTUS.

   Effective July 1, 2003, the master portfolio in which the fund invests its assets changed its name from Standish Small Cap Value Portfolio of the Standish, Ayer & Wood Master Portfolio to The Boston Company Small Cap Value Portfolio of the Mellon Institutional Funds Master Portfolio.
               -------------------------------------------------

   ALSO, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT:"

   Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to the master portfolio in which the fund invests its assets. TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

   There is no change in the master portfolio's primary portfolio managers, as they are employees of TBCAM effective July 1, 2003. In addition, there is no change in the investment advisory fee rate payable by the master portfolio or in other substantive terms of the master portfolio's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the master portfolio.

   All references to Standish Mellon are replaced pursuant to the information contained above.

                                                                       439s0703


================================================================================


                                                                  July 1, 2003

                           DREYFUS PREMIER STOCK FUNDS --
                    DREYFUS PREMIER INTERNATIONAL SMALL CAP FUND

                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 31, 2003

   THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED THROUGHOUT THE FUND'S PROSPECTUS.

   Effective July 1, 2003, the master portfolio in which the fund invests its assets changed its name from Standish International Small Cap Portfolio of the Standish, Ayer & Wood Master Portfolio to The Boston Company International Small Cap Portfolio of the Mellon Institutional Funds Master Portfolio.
               -------------------------------------------------

   ALSO, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT:"

   Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to the master portfolio in which the fund invests its assets. TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

     There is no change in the master portfolio's primary portfolio manager, as he is an employee of TBCAM effective July 1, 2003. In addition, there is no change in the investment advisory fee rate payable by the master portfolio or in other substantive terms of the master portfolio's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the master portfolio.

   All references to Standish Mellon are replaced pursuant to the information contained above.

                                                                       500s0703




                                                      July 1, 2003


                          DREYFUS PREMIER STOCK FUNDS -
                      DREYFUS PREMIER SMALL CAP EQUITY FUND
                    DREYFUS PREMIER INTERNATIONAL EQUITY FUND
                  DREYFUS PREMIER INTERNATIONAL SMALL CAP FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2003

     THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION THROUGHOUT THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

     All references to the names of the following portfolios and portfolio trust are changed effective July 1, 2003, as follows:

-------------------------------------------------------------------------------
NAME OF PORTFOLIO:                NEW NAME OF PORTFOLIO:

-------------------------------------------------------------------------------
Standish Small Cap Value          The Boston Company Small Cap Value Portfolio
Portfolio
-------------------------------------------------------------------------------
Standish International Equity     The Boston Company International Core
Portfolio                         Equity Portfolio
-------------------------------------------------------------------------------
Standish International            The Boston Company International Small Cap
Small Cap Portfolio               Portfolio
-------------------------------------------------------------------------------
NAME OF PORTFOLIO TRUST:          NEW NAME OF PORTFOLIO TRUST:

-------------------------------------------------------------------------------
Standish, Ayer & Wood Master      Mellon Institutional Funds Master Portfolio
Portfolio
-------------------------------------------------------------------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

     Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as investment adviser to Small Cap Value Portfolio, International Equity Portfolio and International Small Cap Portfolio (each a "Portfolio", collectively the "Portfolios"), by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the Portfolios and Standish Mellon. The services provided to the Portfolios pursuant to the investment advisory agreements after July 1, 2003 are the same as the services previously provided by Standish Mellon to the Portfolios. Pursuant to the agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly.

     TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon Financial Corporation.

     TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.

     All references to Standish Mellon are replaced with TBCAM pursuant to the information contained above.